UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-07102

The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)

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101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

________

Michael Beattie, President
The Advisors’ Inner Circle Fund II
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

________

Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: October 31
Date of Reporting Period: July 1, 2020 to June 30, 2021

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for:
Cardinal Small Cap Value Fund
A series of The Advisors’ Inner Circle Fund II

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

ACI WORLDWIDE, INC.
Security ID: 004498101
Ticker: ACIW
Meeting Date: 02-Jun-21
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for 2021.	Management	For	Voted - For
3.	An advisory vote to approve named executive officer compensation.	Management	For	Voted - For
BWX TECHNOLOGIES, INC.
Security ID: 05605H100
Ticker: BWXT
Meeting Date: 30-Apr-21
Meeting Type: Annual
1A.	Election of Director: Jan A. Bertsch	Management	For	Voted - For
1B.	Election of Director: Gerhard F. Burbach	Management	For	Voted - For
1C.	Election of Director: Rex D. Geveden	Management	For	Voted - For
1D.	Election of Director: James M. Jaska	Management	For	Voted - For
1E.	Election of Director: Kenneth J. Krieg	Management	For	Voted - For
1F.	Election of Director: Leland D. Melvin	Management	For	Voted - For
1G.	Election of Director: Robert L. Nardelli	Management	For	Voted - For
1H.	Election of Director: Barbara A. Niland	Management	For	Voted - For
1I.	Election of Director: John M. Richardson	Management	For	Voted - For
2.	Advisory vote on compensation of our Named Executive Officers.	Management	For	Voted - For
3.	Ratification of Appointment of Independent Registered Public Accounting Firm for the year ending December 31, 2021.	Management	For	Voted - For
CALAVO GROWERS, INC.
Security ID: 128246105
Ticker: CVGW
Meeting Date: 21-Apr-21
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	Ratification Of Appointment Of Deloitte & Touche Llp As Independent Registered Public Accounting Firm Of Calavo Growers, Inc. For The Year Ending October 31, 2021.	Management	For	Voted - For
3.	Advisory Vote Approving The Executive Compensation Disclosed In The Accompanying Proxy Statement.	Management	For	Voted - For
4.	Approval Of The Calavo Growers, Inc. 2020 Equity Incentive Plan.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

CBIZ, INC.
Security ID: 124805102
Ticker: CBZ
Meeting Date: 13-May-21
Meeting Type: Annual
1.1	Election of Director: Michael H. DeGroote	Management	For	Voted - For
1.2	Election of Director: Gina D. France	Management	For	Voted - For
1.3	Election of Director: A. Haag Sherman	Management	For	Voted - For
1.4	Election of Director: Todd J. Slotkin	Management	For	Voted - For
2.	To ratify KPMG, LLP as CBIZ's independent registered public accounting firm.	Management	For	Voted - For
3.	To conduct an advisory vote approving named executive officer compensation.	Management	For	Voted - For
CHANGE HEALTHCARE INC
Security ID: 15912K100
Ticker: CHNG
Meeting Date: 02-Sep-20
Meeting Type: Annual
1A.	Election of Director: Neil E. de Crescenzo	Management	For	Voted - For
1B.	Election of Director: Howard L. Lance	Management	For	Voted - For
1C.	Election of Director: Nella Domenici	Management	For	Voted - For
1D.	Election of Director: Nicholas L. Kuhar	Management	For	Voted - For
1E.	Election of Director: Diana McKenzie	Management	For	Voted - For
1F.	Election of Director: Bansi Nagji	Management	For	Voted - For
1G.	Election of Director: Philip M. Pead	Management	For	Voted - For
1H.	Election of Director: Phillip W. Roe	Management	For	Voted - For
1I.	Election of Director: Neil P. Simpkins	Management	For	Voted - For
1J.	Election of Director: Robert J. Zollars	Management	For	Voted - For
2.	Advisory Vote to Approve Executive Compensation (Say-on-Pay)	Management	For	Voted - For
3.	Advisory Vote on the Frequency of Say-on-Pay Vote	Management	1 Year	Voted - 1 Year
4.	Ratification of the Appointment of Deloitte & Touche LLP as the Company's Independent Registered Public Accounting Firm for Fiscal 2021	Management	For	Voted - For
Meeting Date: 13-Apr-21
Meeting Type: Special
1.	To adopt the Agreement and Plan of Merger, dated as of January 5, 2021, among Change Healthcare Inc., UnitedHealth Group Incorporated and Cambridge Merger Sub Inc.	Management	For	Voted - For
2.	To approve, on a non-binding, advisory basis, certain compensation that may be paid or become payable to Change's named executive officers in connection with the Merger.	Management	For	Voted - For
3.	To adjourn or postpone the Special Meeting, if necessary or appropriate, to solicit additional proxies if there are not sufficient votes to approve the proposal described above in Proposal 1.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

CIRCOR INTERNATIONAL, INC.
Security ID: 17273K109
Ticker: CIR
Meeting Date: 25-May-21
Meeting Type: Annual
1A	Election of Class I director to continue until the Annual Meeting of Stockholders in 2022: Scott Buckhout	Management	For	Voted - For
1B	Election of Class I director to continue until the Annual Meeting of Stockholders in 2022: Samuel R. Chapin	Management	For	Voted - For
1C	Election of Class I director to continue until the Annual Meeting of Stockholders in 2022: David F. Dietz	Management	For	Voted - For
1D	Election of Class I director to continue until the Annual Meeting of Stockholders in 2022: Tina M. Donikowski	Management	For	Voted - For
1E	Election of Class I director to continue until the Annual Meeting of Stockholders in 2022: Bruce Lisman	Management	For	Voted - For
1F	Election of Class I director to continue until the Annual Meeting of Stockholders in 2022: John (Andy) O'Donnell	Management	For	Voted - For
2.	To ratify the selection by the Audit Committee of the Board of Directors of the Company of Ernst & Young LLP as the Company's independent auditors for the fiscal year ending December 31, 2021.	Management	For	Voted - For
3.	To consider an advisory vote approving the compensation of the Company's Named Executive Officers.	Management	For	Voted - For
4.	To approve an amendment to the Company's 2019 Stock Option and Incentive Plan to increase the number of shares available for issuance thereunder by 1,000,000.	Management	For	Voted - For
COLFAX CORPORATION
Security ID: 194014106
Ticker: CFX
Meeting Date: 12-May-21
Meeting Type: Annual
1A.	Election of Director: Mitchell P. Rales	Management	For	Voted - For
1B.	Election of Director: Matthew L. Trerotola	Management	For	Voted - For
1C.	Election of Director: Patrick W. Allender	Management	For	Voted - For
1D.	Election of Director: Thomas S. Gayner	Management	For	Voted - For
1E.	Election of Director: Rhonda L. Jordan	Management	For	Voted - For
1F.	Election of Director: Liam J. Kelly	Management	For	Voted - For
1G.	Election of Director: Philip A. Okala	Management	For	Voted - For
1H.	Election of Director: A. Clayton Perfall	Management	For	Voted - For
1I.	Election of Director: Didier Teirlinck	Management	For	Voted - For
1J.	Election of Director: Rajiv Vinnakota	Management	For	Voted - For
1K.	Election of Director: Sharon Wienbar	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2.	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2021.	Management	For	Voted - For
3.	To approve on an advisory basis the compensation of our named executive officers.	Management	For	Voted - For
COLUMBIA BANKING SYSTEM,INC.
Security ID: 197236102
Ticker: COLB
Meeting Date: 26-May-21
Meeting Type: Annual
1A.	Election of Director: Craig D. Eerkes	Management	For	Voted - For
1B.	Election of Director: Laura Alvarez Schrag	Management	For	Voted - For
1C.	Election of Director: Ford Elsaesser	Management	For	Voted - For
1D.	Election of Director: Mark A. Finkelstein	Management	For	Voted - For
1E.	Election of Director: Eric S. Forrest	Management	For	Voted - For
1F.	Election of Director: Thomas M. Hulbert	Management	For	Voted - For
1G.	Election of Director: Michelle M. Lantow	Management	For	Voted - For
1H.	Election of Director: Randal L. Lund	Management	For	Voted - For
1I.	Election of Director: Tracy Mack-Askew	Management	For	Voted - For
1J.	Election of Director: S. Mae Fujita Numata	Management	For	Voted - For
1K.	Election of Director: Elizabeth W. Seaton	Management	For	Voted - For
1L.	Election of Director: Clint E. Stein	Management	For	Voted - For
1M.	Election of Director: Janine T. Terrano	Management	For	Voted - For
2.	To vote on an advisory (non-binding) resolution to approve the compensation of Columbia's named executive officers.	Management	For	Voted - For
3.	To vote on an advisory (non-binding) resolution to appoint Deloitte & Touche LLP as our independent registered public accounting firm for fiscal year ending December 31, 2021.	Management	For	Voted - For
COMMUNITY HEALTHCARE TRUST INCORPORATED
Security ID: 20369C106
Ticker: CHCT
Meeting Date: 06-May-21
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.
To approve, on a non-binding advisory basis, the following resolutions: RESOLVED, that the stockholders of Community Healthcare Trust Incorporated approve, on a non-binding advisory basis, the compensation of the named executive officers as disclosed pursuant to Item 402 of Regulation S-K in the Company's proxy statement for the 2021 annual meeting of stockholders.
		Management	For	Voted - For
3.	To ratify the appointment of BDO USA, LLP as the Company's independent registered public accountants for 2021.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

ESCO TECHNOLOGIES INC.
Security ID: 296315104
Ticker: ESE
Meeting Date: 05-Feb-21
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	To approve amendments to the Company's 2018 Omnibus Incentive Plan.	Management	For	Voted - For
3.	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the 2021 fiscal year.	Management	For	Voted - For
4.	Say on Pay - An advisory vote to approve the compensation of the Company's executive officers.	Management	For	Voted - For
FB FINANCIAL CORPORATION
Security ID: 30257X104
Ticker: FBK
Meeting Date: 20-May-21
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	To ratify the appointment of Crowe LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2021	Management	For	Voted - For
3.	To amend and restate the company's charter to eliminate supermajority voting standards as described in the proxy statement	Management	For	Voted - For
FIRST MERCHANTS CORPORATION
Security ID: 320817109
Ticker: FRME
Meeting Date: 11-May-21
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	Proposal to approve, on an advisory basis, the compensation of First Merchants Corporation's named executive officers.	Management	For	Voted - For
3.	Proposal to ratify the appointment of the firm BKD, LLP as the independent auditor for 2021.	Management	For	Voted - For
FORWARD AIR CORPORATION
Security ID: 349853101
Ticker: FWRD
Meeting Date: 19-May-21
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	To ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm of the Company.	Management	For	Voted - For
3.	To approve, on a non-binding, advisory basis, the compensation of the named executive officers (the "say on pay vote").	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

GOGO INC.
Security ID: 38046C109
Ticker: GOGO
Meeting Date: 27-May-21
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	Advisory vote approving executive compensation.	Management	For	Voted - For
3.	Advisory vote on the frequency of the advisory vote approving executive compensation.	Management	1 Year	Voted - 1 Year
4.	Approval of the Section 382 Rights Plan.	Management	For	Voted - For
5.	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2021.	Management	For	Voted - For
H.B. FULLER COMPANY
Security ID: 359694106
Ticker: FUL
Meeting Date: 08-Apr-21
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	A non-binding advisory vote to approve the compensation of our named executive officers as disclosed in the Proxy Statement.	Management	For	Voted - For
3.	The ratification of the appointment of Ernst & Young LLP as H.B. Fuller's independent registered public accounting firm for the fiscal year ending November 27, 2021.	Management	For	Voted - For
4.	The approval of the amendment and restatement of the H.B. Fuller Company 2020 Master Incentive Plan to increase shares and adopt certain other amendments.	Management	For	Voted - For
HOSTESS BRANDS, INC.
Security ID: 44109J106
Ticker: TWNK
Meeting Date: 28-Jun-21
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	2020 compensation paid to named executive officers (advisory).	Management	For	Voted - For
3.	Ratification of KPMG LLP as independent registered public accounting firm.	Management	For	Voted - For
J2 GLOBAL, INC
Security ID: 48123V102
Ticker: JCOM
Meeting Date: 07-May-21
Meeting Type: Annual
1A.	Election of Director: Richard S. Ressler	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1B.	Election of Director: Vivek Shah	Management	For	Voted - For
1C.	Election of Director: Douglas Y. Bech	Management	For	Voted - For
1D.	Election of Director: Sarah Fay	Management	For	Voted - For
1E.	Election of Director: W. Brian Kretzmer	Management	For	Voted - For
1F.	Election of Director: Jonathan F. Miller	Management	For	Voted - For
1G.	Election of Director: Stephen Ross	Management	For	Voted - For
1H.	Election of Director: Pamela Sutton-Wallace	Management	For	Voted - For
1I.	Election of Director: Scott C. Taylor	Management	For	Voted - For
2.	To provide an advisory vote on the compensation of J2 Global's named executive officers.	Management	For	Voted - For
3.	To ratify the appointment of BDO USA, LLP to serve as J2 Global's independent auditors for fiscal 2021.	Management	For	Voted - For
KAMAN CORPORATION
Security ID: 483548103
Ticker: KAMN
Meeting Date: 14-Apr-21
Meeting Type: Annual
1A	Election of Director: Aisha M. Barry	Management	For	Voted - For
1B	Election of Director: E. Reeves Callaway III	Management	For	Voted - For
1C	Election of Director: A. William Higgins	Management	For	Voted - For
1D	Election of Director: Michelle J. Lohmeier	Management	For	Voted - For
1E	Election of Director: George E. Minnich	Management	For	Voted - For
1F	Election of Director: Ian K. Walsh	Management	For	Voted - For
2.	Advisory vote to approve the compensation of the Company's named executive officers.	Management	For	Voted - For
3.	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm.	Management	For	Voted - For
4.	Advisory vote on a shareholder proposal seeking to change the threshold percentage of shares needed to call a special meeting.	Management	Against	Voted - Against
KAR AUCTION SERVICES, INC.
Security ID: 48238T109
Ticker: KAR
Meeting Date: 04-Jun-21
Meeting Type: Annual
2A.	Election of Director: Carmel Galvin	Management	For	Voted - For
2B.	Election of Director: James P. Hallett	Management	For	Voted - For
2C.	Election of Director: Mark E. Hill	Management	For	Voted - For
2D.	Election of Director: J. Mark Howell	Management	For	Voted - For
2E.	Election of Director: Stefan Jacoby	Management	For	Voted - For
2F.	Election of Director: Peter Kelly	Management	For	Voted - For
2G.	Election of Director: Michael T. Kestner	Management	For	Voted - For
2H.	Election of Director: Mary Ellen Smith	Management	For	Voted - For
3.	To approve, on an advisory basis, executive compensation.	Management	For	Voted - For
4.	To approve an amendment and restatement of the KAR Auction Services, Inc. 2009 Omnibus Stock and Incentive Plan, as amended.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

5.	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for 2021.	Management	For	Voted - For
LIGAND PHARMACEUTICALS INCORPORATED
Security ID: 53220K504
Ticker: LGND
Meeting Date: 15-Dec-20
Meeting Type: Special
1.	Amendment and Restatement of the Ligand Pharmaceuticals Incorporated 2002 Stock Incentive Plan.	Management	For	Voted - For
2.	Adjournment of Special Meeting, if necessary, to solicit additional proxies if there are not sufficient votes to approve Proposal 1.	Management	For	Voted - For
LITHIA MOTORS, INC.
Security ID: 536797103
Ticker: LAD
Meeting Date: 29-Apr-21
Meeting Type: Annual
1A.	Election of Director: Sidney B. DeBoer	Management	For	Voted - For
1B.	Election of Director: Susan O. Cain	Management	For	Voted - For
1C.	Election of Director: Bryan B. DeBoer	Management	For	Voted - For
1D.	Election of Director: Shauna F. McIntyre	Management	For	Voted - For
1E.	Election of Director: Louis P. Miramontes	Management	For	Voted - For
1F.	Election of Director: Kenneth E. Roberts	Management	For	Voted - For
1G.	Election of Director: David J. Robino	Management	For	Voted - For
2.	Approval by advisory vote, of the compensation of our Named Executive Officers.	Management	For	Voted - For
3.	Ratification of Appointment of KPMG LLP as our Independent Registered Public Accounting Firm for 2021.	Management	For	Voted - For
4.
Approval of an Amendment and Restatement of our Restated Articles of Incorporation to eliminate references to Class B Common Stock, Class A Common Stock and Series M Preferred Stock, and to reclassify Class A Common Stock as Common Stock.
		Management	For	Voted - For
MEDICAL PROPERTIES TRUST, INC.
Security ID: 58463J304
Ticker: MPW
Meeting Date: 26-May-21
Meeting Type: Annual
1A.	Election of Director: Edward K. Aldag, Jr.	Management	For	Voted - For
1B.	Election of Director: G. Steven Dawson	Management	For	Voted - For
1C.	Election of Director: R. Steven Hamner	Management	For	Voted - For
1D.	Election of Director: Caterina A. Mozingo	Management	For	Voted - For
1E.	Election of Director: Elizabeth N. Pitman	Management	For	Voted - For
1F.	Election of Director: C. Reynolds Thompson, III	Management	For	Voted - For
1G.	Election of Director: D. Paul Sparks, Jr.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1H.	Election of Director: Michael G. Stewart	Management	For	Voted - For
2.	To ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for the fiscal year ending December 31, 2021.	Management	For	Voted - For
3.	Non-binding, advisory approval of the Company's executive compensation.	Management	For	Voted - For
MODIVCARE INC
Security ID: 60783X104
Ticker: MODV
Meeting Date: 15-Jun-21
Meeting Type: Annual
1A.	Election of Class III Director: Todd J. Carter	Management	For	Voted - For
1B.	Election of Class III Director: Frank J. Wright	Management	For	Voted - For
1C.	Election of Class III Director: Garth Graham, MD	Management	For	Voted - For
2.	A non-binding advisory vote to approve named executive officer compensation.	Management	For	Voted - For
3.	To ratify the appointment of KPMG LLP as the independent registered public accounting firm of the Company to serve for the 2021 fiscal year.	Management	For	Voted - For
NEWMARK GROUP, INC.
Security ID: 65158N102
Ticker: NMRK
Meeting Date: 22-Sep-20
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	Approval of the ratification of Ernst & Young LLP as the Company's independent registered public accounting firm for fiscal year 2020.	Management	For	Voted - For
3.	Approval, on an advisory basis, of executive compensation.	Management	For	Voted - For
4.	Approval, on an advisory basis, of the frequency of future advisory votes on executive compensation.	Management	1 Year	Voted - 1 Year
NEXSTAR MEDIA GROUP, INC.
Security ID: 65336K103
Ticker: NXST
Meeting Date: 09-Jun-21
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	To ratify the selection of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2021.	Management	For	Voted - For
3.	Approval, by an advisory vote, of executive compensation.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

OSI SYSTEMS, INC.
Security ID: 671044105
Ticker: OSIS
Meeting Date: 10-Dec-20
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	Ratification of the appointment of Moss Adams LLP as the Company's independent registered public accounting firm for the fiscal year ending June 30, 2021.	Management	For	Voted - For
3.	Approval of Amended and Restated OSI Systems, Inc. 2012 Incentive Award Plan.	Management	For	Voted - For
4.	Advisory vote on the Company's executive compensation for the fiscal year ended June 30, 2020.	Management	For	Voted - For
OXFORD INDUSTRIES, INC.
Security ID: 691497309
Ticker: OXM
Meeting Date: 15-Jun-21
Meeting Type: Annual
1.1	Election of Class II Director: Thomas C. Chubb III	Management	For	Voted - For
1.2	Election of Class II Director: John R. Holder	Management	For	Voted - For
1.3	Election of Class II Director: Stephen S. Lanier	Management	For	Voted - For
1.4	Election of Class II Director: Clarence H. Smith	Management	For	Voted - For
1.5	Election of Class III Director: Milford W. McGuirt	Management	For	Voted - For
2.	Ratify the selection of Ernst & Young LLP to serve as the Company's independent registered public accounting firm for fiscal 2021.	Management	For	Voted - For
3.	Proposal to approve, by a non-binding, advisory vote, the compensation of the Company's named executive officers.	Management	For	Voted - For
PACIFIC PREMIER BANCORP, INC.
Security ID: 69478X105
Ticker: PPBI
Meeting Date: 17-May-21
Meeting Type: Annual
1A.	Election of Director: Ayad A. Fargo	Management	For	Voted - For
1B.	Election of Director: Steven R. Gardner	Management	For	Voted - For
1C.	Election of Director: Joseph L. Garrett	Management	For	Voted - For
1D.	Election of Director: Jeffrey C. Jones	Management	For	Voted - For
1E.	Election of Director: M. Christian Mitchell	Management	For	Voted - For
1F.	Election of Director: Barbara S. Polsky	Management	For	Voted - For
1G.	Election of Director: Zareh H. Sarrafian	Management	For	Voted - For
1H.	Election of Director: Jaynie M. Studenmund	Management	For	Voted - For
1I.	Election of Director: Cora M. Tellez	Management	For	Voted - For
1J.	Election of Director: Richard C. Thomas	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2.	To Approve, On A Non-Binding Advisory Basis, The Compensation Of The Company's Named Executive Officers.	Management	For	Voted - For
3.	To Ratify The Appointment Of Crowe Llp As The Company's Independent Auditor For The Fiscal Year Ending December 31, 2021.	Management	For	Voted - For
PACWEST BANCORP
Security ID: 695263103
Ticker: PACW
Meeting Date: 11-May-21
Meeting Type: Annual
1A.	Election of Director to service for a one-year term: Tanya M. Acker	Management	For	Voted - For
1B.	Election of Director to service for a one-year term: Paul R. Burke	Management	For	Voted - For
1C.	Election of Director to service for a one-year term: Craig A. Carlson	Management	For	Voted - For
1D.	Election of Director to service for a one-year term: John M. Eggemeyer, III	Management	For	Voted - For
1E.	Election of Director to service for a one-year term: C. William Hosler	Management	For	Voted - For
1F.	Election of Director to service for a one-year term: Susan E. Lester	Management	For	Voted - For
1G.	Election of Director to service for a one-year term: Roger H. Molvar	Management	For	Voted - For
1H.	Election of Director to service for a one-year term: Daniel B. Platt	Management	For	Voted - For
1I.	Election of Director to service for a one-year term: Robert A. Stine	Management	For	Voted - For
1J.	Election of Director to service for a one-year term: Paul W. Taylor	Management	For	Voted - For
1K.	Election of Director to service for a one-year term: Matthew P. Wagner	Management	For	Voted - For
2.	To approve, on an advisory basis (non-binding), the compensation of the Company's named executive officers.	Management	For	Voted - For
3.	To approve the Amended and Restated PacWest Bancorp 2017 Stock Incentive Plan.	Management	For	Voted - For
4.	To ratify the appointment of KPMG LLP as the Company's independent auditors for the fiscal year ending December 31, 2021.	Management	For	Voted - For
PHYSICIANS REALTY TRUST
Security ID: 71943U104
Ticker: DOC
Meeting Date: 05-May-21
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2021.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3.	To approve, on an advisory basis, the compensation of the Company's named executive officers, as disclosed in the accompanying proxy statement.	Management	For	Voted - For
PQ GROUP HOLDINGS INC
Security ID: 73943T103
Ticker: PQG
Meeting Date: 29-Apr-21
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	To approve, on an advisory basis, the compensation paid by PQ to its named executive officers.	Management	For	Voted - For
3.	To ratify the appointment of PricewaterhouseCoopers LLP as PQ's independent registered public accounting firm for the fiscal year ending December 31, 2021.	Management	For	Voted - For
SILGAN HOLDINGS INC.
Security ID: 827048109
Ticker: SLGN
Meeting Date: 01-Jun-21
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.
To authorize and approve an amendment to the Amended and Restated Certificate of Incorporation of the Company, as amended, to permit an increase in the size of the Board of Directors of the Company for a period of time.
		Management	For	Voted - For
3.	To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2021.	Management	For	Voted - For
4.	Advisory vote to approve the compensation of the Company's named executive officers.	Management	For	Voted - For
SILICON MOTION TECHNOLOGY CORP.
Security ID: 82706C108
Ticker: SIMO
Meeting Date: 30-Sep-20
Meeting Type: Annual
1.	To re-elect Mr. Yung-Chien Wang and Ms. Lien-Chun Liu as the directors of the Company.	Management	For	Voted - For
2.	To ratify the selection of Deloitte & Touche as independent auditors of the Company for the fiscal year ending on December 31, 2020 and authorize the directors to fix their remuneration.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

STARWOOD PROPERTY TRUST, INC.
Security ID: 85571B105
Ticker: STWD
Meeting Date: 27-Apr-21
Meeting Type: Annual
1	Director	Management	For	Voted - For
2.	The approval on an advisory basis of the Company's executive compensation.	Management	For	Voted - For
3.	The ratification of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the calendar year ending December 31, 2021.	Management	For	Voted - For
TELEDYNE TECHNOLOGIES INCORPORATED
Security ID: 879360105
Ticker: TDY
Meeting Date: 28-Apr-21
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	Ratification of the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for fiscal year 2021.	Management	For	Voted - For
3.	Approval of a non-binding advisory resolution on the Company's executive compensation.	Management	For	Voted - For
THE HOWARD HUGHES CORPORATION
Security ID: 44267D107
Ticker: HHC
Meeting Date: 27-May-21
Meeting Type: Annual
1A.	Election of Director: William Ackman	Management	For	Voted - Against
1B.	Election of Director: Adam Flatto	Management	For	Voted - Against
1C.	Election of Director: Jeffrey Furber	Management	For	Voted - Against
1D.	Election of Director: Beth Kaplan	Management	For	Voted - Against
1E.	Election of Director: Allen Model	Management	For	Voted - Against
1F.	Election of Director: David O'Reilly	Management	For	Voted - For
1G.	Election of Director: R. Scot Sellers	Management	For	Voted - Against
1H.	Election of Director: Steven Shepsman	Management	For	Voted - Against
1I.	Election of Director: Mary Ann Tighe	Management	For	Voted - Against
1J.	Election of Director: Anthony Williams	Management	For	Voted - Against
2.	Advisory vote to approve executive compensation (Say-on-Pay).	Management	For	Voted - For
3.	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2021.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

TRINITY INDUSTRIES, INC.
Security ID: 896522109
Ticker: TRN
Meeting Date: 03-May-21
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	Advisory vote to approve named executive officer compensation.	Management	For	Voted - For
3.	Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the year ending December 31, 2021.	Management	For	Voted - For
VERINT SYSTEMS INC.
Security ID: 92343X100
Ticker: VRNT
Meeting Date: 17-Jun-21
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	To ratify the appointment of Deloitte & Touche LLP as independent registered public accountants for the year ending January 31, 2022.	Management	For	Voted - For
3.	To approve, on a non-binding, advisory basis, the compensation of the named executive officers as disclosed in the accompanying proxy statement.	Management	For	Voted - For
VERRA MOBILITY CORPORATION
Security ID: 92511U102
Ticker: VRRM
Meeting Date: 25-May-21
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	Approve, on an advisory basis, the compensation of our named executive officers.	Management	For	Voted - For
3.	Ratify the selection of Ernst & Young LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2021.	Management	For	Voted - For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund II

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 26, 2021